EATON VANCE COMMODITY STRATEGY FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE MULTISECTOR INCOME FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Summary Prospectuses dated March 1, 2017

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Summary Prospectuses dated December 1, 2016 as revised April 10, 2017

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Summary Prospectuses dated January 1, 2017 as revised April 10, 2017

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Summary Prospectuses dated February 1, 2017 as revised April 10, 2017

EATON VANCE INTERNATIONAL SMALL-CAP FUND

EATON VANCE HEDGED STOCK FUND

Supplement to Summary Prospectuses dated April 1, 2017

EATON VANCE GOVERNMENT OBLIGATIONS FUND

Supplement to Summary Prospectus dated March 1, 2017 as revised May 1, 2017

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

Supplement to Summary Prospectus dated January 1, 2017 as revised May 1, 2017

The following is added as the second sentence in the first paragraph under “Fees and Expenses of the Fund”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.

August 30, 2017	27050 8.30.17

EATON VANCE GREATER CHINA GROWTH FUND

Supplement to Summary Prospectus dated January 1, 2017 as revised May 1, 2017

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

Supplement to Summary Prospectus dated March 1, 2017 as revised May 2, 2017

EATON VANCE FOCUSED GLOBAL OPPORTUNITIES FUND

EATON VANCE FOCUSED INTERNATIONAL OPPORTUNITIES FUND

Supplement to Summary Prospectuses dated April 1, 2017

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Summary Prospectuses dated May 1, 2017

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

EATON VANCE TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

EATON VANCE TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

EATON VANCE TABS SHORT-TERM MUNICIPAL BOND FUND

Supplement to Summary Prospectuses dated June 1, 2017

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Summary Prospectuses dated August 1, 2017

The following is added as the second sentence in the first paragraph under “Fees and Expenses of the Fund”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.

August 30, 2017	27051 8.30.17

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to Summary Prospectus dated November 1, 2016

PARAMETRIC EMERGING MARKETS CORE FUND

Supplement to Summary Prospectus dated January 1, 2017

PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND

Supplement to Summary Prospectus dated February 2, 2017

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Summary Prospectus dated May 1, 2017

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Summary Prospectuses dated June 1, 2017

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

Supplement to Summary Prospectuses dated March 1, 2017

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Summary Prospectus dated March 1, 2017 as revised June 19, 2017

The following is added as the second sentence in the first paragraph under “Fees and Expenses of the Fund”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below.

August 30, 2017	27052 8.30.17